Finance income - Disclosure of detailed information about finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income [Abstract]
Fair value adjustment on redeemable preference shares	$ 7,774	$ 0
Accretion income on redeemable preference shares	0	516
Interest income and other	551	355
Total finance income	$ 8,325	$ 871